Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company provides the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Generally, the Company grants equity incentive compensation awards on a predetermined schedule. In February of each year, the Compensation Committee reviews and approves the value and amount of the award to be granted. With respect to the CEO’s equity incentive compensation award, the independent members of the Board, review and approve the equity incentive compensation to be awarded. The grant of approved equity incentive compensation awards then typically occurs in March, which is usually after the filing of the Company’s Annual Report on Form 10-K.
With respect to the CEO’s equity incentive compensation award, the independent members of the Board, do not take material nonpublic information into account when determining the timing and terms of equity incentive compensation awards. Instead, the timing of grants is in accordance with the yearly compensation cycle. Equity incentive compensation awards may occasionally be awarded on an off-cycle basis, including to new hires or promotions. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between the grant of an award and the release of material nonpublic information that could be expected to affect such award’s value is generally precluded by the predetermined schedule, using the methodology described above.
During 2025, there were no stock option awards granted to any NEO within four business days preceding, or within one business day following, the filing of any report on Forms 10-K, 10-Q or an 8-K that discloses material nonpublic information.

Award Timing Method
With respect to the CEO’s equity incentive compensation award, the independent members of the Board, do not take material nonpublic information into account when determining the timing and terms of equity incentive compensation awards. Instead, the timing of grants is in accordance with the yearly compensation cycle. Equity incentive compensation awards may occasionally be awarded on an off-cycle basis, including to new hires or promotions. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between the grant of an award and the release of material nonpublic information that could be expected to affect such award’s value is generally precluded by the predetermined schedule, using the methodology described above.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	With respect to the CEO’s equity incentive compensation award, the independent members of the Board, do not take material nonpublic information into account when determining the timing and terms of equity incentive compensation awards.
MNPI Disclosure Timed for Compensation Value	false